NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(73,177,935)	(79,971,847)	(18,946,370)
Accretion of convertible redeemable preferred shares to redemption value	(28,553)	—	—
Net loss attributable to ordinary shareholders	(73,206,488)	(79,971,847)	(18,946,370)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	50,032,009	54,135,084	54,737,530
Net Loss per share—basic and diluted	(1.46)	(1.48)	(0.35)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Year Ended December 31,
	2021	2022	2023
Incremental shares on share options and share grant	1,739,882	530,298	52,942